Vanguard California Municipal Money Market Fund Expense Example - Retail Prospectus [Member] - Vanguard California Municipal Money Market Fund - Investor Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154